General Information / Summary of Significant Accounting Policies (Details) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 segment	Dec. 31, 2011	Dec. 31, 2010
Product Warranty [Line Items]
Number of major market segments (in segments)	3
Number of operating segments (in segments)	2
Majority share holding percentage	51.96%
Useful life	5 years
Deferred revenues from installations	€ 3.5	€ 6.3	€ 4.4
ASM Pacific Technology Ltd. [Member]
Product Warranty [Line Items]
Majority share holding percentage	51.96%
Minimum [Member]
Product Warranty [Line Items]
Warranty period	1 year
Maximum [Member]
Product Warranty [Line Items]
Warranty period	2 years